Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segment Results
Segment results are shown below ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Sales:
Specialty Products & Technologies	$1,013.9	$1,022.6
Equipment & Consumables	1,017.2	1,062.9
Total	$2,031.1	$2,085.5

Operating profit:
Specialty Products & Technologies	$175.2	$186.7
Equipment & Consumables	48.1	63.8
Other	(23.8)	(19.7)
Total	$199.5	$230.8
Segment identifiable assets are shown below ($ in millions):

	September 27, 2019	December 31, 2018
Specialty Products & Technologies	$3,665.2	$3,539.1
Equipment & Consumables	2,219.9	2,294.1
Other	233.3	8.4
Total	$6,118.4	$5,841.6

Detailed segment data as of and for the years ended December 31 is as follows ($ in millions):

	2018	2017	2016
Sales:
Specialty Products & Technologies	$1,369.8	$1,310.6	$1,247.0
Equipment & Consumables	1,474.7	1,500.3	1,538.4
Total	$2,844.5	$2,810.9	$2,785.4

Operating profit:
Specialty Products & Technologies	$241.3	$246.0	$226.0
Equipment & Consumables	120.5	152.9	201.2
Other	(63.4)	(12.3)	(24.4)
Total	$298.4	$386.6	$402.8

Identifiable assets:
Specialty Products & Technologies	$3,539.1	$3,598.6	$3,430.8
Equipment & Consumables	2,294.1	2,388.7	2,290.8
Other	8.4	5.5	5.7
Total	$5,841.6	$5,992.8	$5,727.3

Depreciation and amortization:
Specialty Products & Technologies	$76.9	$71.8	$74.9
Equipment & Consumables	51.9	48.6	50.7
Other	1.2	1.0	1.6
Total	$130.0	$121.4	$127.2

Capital expenditures, gross:
Specialty Products & Technologies	$42.2	$30.3	$19.1
Equipment & Consumables	26.9	17.7	28.9
Other	3.1	0.9	1.1
Total	$72.2	$48.9	$49.1

Schedule Of Operations In Geographical Areas
Operations in Geographical Areas:

	Year Ended December 31
($ in millions)	2018	2017	2016
Sales:
United States	$1,240.5	$1,253.0	$1,292.0
China	187.9	155.2	130.8
Germany	164.7	166.1	167.6
All other (each country individually less than 5% of total sales)	1,251.4	1,236.6	1,195.0
Total	$2,844.5	$2,810.9	$2,785.4

Property, plant and equipment, net:
United States	$144.1	$118.0	$103.9
Germany	29.1	31.5	31.5
Sweden	20.0	11.7	4.2
Switzerland	15.9	16.4	14.8
All other (each country individually less than 5% of total long-lived assets)	52.5	53.6	63.6
Total	$261.6	$231.2	$218.0

Sales By Major Product Group	Sales by Major Product Group:

	Year Ended December 31
($ in millions)	2018	2017	2016
Consumables	$1,914.8	$1,864.7	$1,849.0
Equipment	929.7	946.2	936.4
Total	$2,844.5	$2,810.9	$2,785.4